Taxation - Reconciliation of Total Tax (Benefit) Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income tax (benefit) / expense at PRC statutory rate (based on statutory tax rate applicable to enterprises in Shenzhen, China)	$ 2,129	$ 2,433	$ 655
Effects of differences in tax rates in different jurisdictions applicable to entities of the Group outside of the PRC	(838)	667	2,074
Non-deductible expenses	714	102	53
Effect of Super Deduction available to Shenzhen Xunlei	(1,365)	(1,763)	(2,274)
Effect of tax holiday	(2,784)	(4,638)	(2,073)
Change in valuation allowance of deferred tax assets	291		6
Effect on deferred tax assets due to change in tax rates	(103)	1,764	(437)
Outside basis difference arising from VIE and its subsidiaries in the PRC	478	713	4,217
Expiration of tax loss	51	31
Others	(32)	44	18
Income tax expense / (benefit)	$ (1,459)	$ (647)	$ 2,239